Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument
Total debt, gross	$ 3,115,000	$ 3,050,000
Deferred financing costs, net	(16,426)	(17,975)
Discount, net	(3,931)	(3,903)
Total	3,094,643	3,028,122
Unsecured term loans
Debt Instrument
Total debt, gross	500,000	500,000
Unsecured senior notes
Debt Instrument
Total debt, gross	2,550,000	2,550,000
Fixed rate mortgages
Debt Instrument
Total debt, gross	0	0
Unsecured revolving credit facility
Debt Instrument
Unsecured revolving credit facility	$ 65,000	$ 0